Xtrackers Semiconductor Select Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Xtrackers Semiconductor Select Equity ETF | Xtrackers Semiconductor Select Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	57.38%	8.11%